Short And Long-Term Debt - Senior Secured Credit Facility (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended										6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended							12 Months Ended
	Jun. 30, 2012 Quarters	Dec. 31, 2011	Sep. 24, 2009 Second Lien Loans [Member]	Jun. 30, 2012 Collateralized Lien Obligations [Member] First Lien Notes [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] First Lien Notes [Member]	Jun. 30, 2012 Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Jun. 30, 2012 Maximum [Member] Synthetic Letter of Credit Facility [Member]	Dec. 31, 2011 Maximum [Member] Synthetic Letter of Credit Facility [Member]	Jun. 30, 2012 Maximum [Member] General Corporate Working Capital Facility [Member] Synthetic Letter of Credit Facility [Member]	Dec. 31, 2011 Maximum [Member] General Corporate Working Capital Facility [Member] Synthetic Letter of Credit Facility [Member]	Jun. 30, 2012 Maximum [Member] Non-voting Stock [Member] First Lien Notes [Member]	Dec. 31, 2011 Maximum [Member] Non-voting Stock [Member] First Lien Notes [Member]	Jun. 30, 2012 Maximum [Member] Voting Stock, Foreign Subsidiary [Member] First Lien Notes [Member]	Dec. 31, 2011 Maximum [Member] Voting Stock, Foreign Subsidiary [Member] First Lien Notes [Member]	Jun. 30, 2012 October 2013 [Member] Synthetic Letter of Credit Facility [Member]	Dec. 31, 2011 October 2013 [Member] Synthetic Letter of Credit Facility [Member]	Jun. 30, 2012 October 2016 [Member] Synthetic Letter of Credit Facility [Member]	Dec. 31, 2011 October 2016 [Member] Synthetic Letter of Credit Facility [Member]	Jun. 30, 2012 Standby Letters of Credit [Member]	Dec. 31, 2011 Standby Letters of Credit [Member]	Dec. 31, 2011 Required Covenant Ratio [Member]	Jun. 30, 2012 Required Covenant Ratio [Member]	Dec. 31, 2011 Required Covenant Ratio [Member] Maximum [Member]	Dec. 31, 2011 Scenario, Forecast [Member]	Jun. 30, 2012 Scenario, Actual [Member]	Dec. 31, 2011 Scenario, Actual [Member]
Debt Instrument [Line Items]
Quarterly amortization payment percent per annum of principal, non-extended term loans		1.00%
First security pledge of capital stock												100.00%	100.00%	65.00%	65.00%
Debt Instrument, Face Amount			$ 150	$ 593	$ 593	$ 650	$ 650
Credit facility, current borrowing capacity											100
Letter of credit facility, borrowing capacity								186	187	100	100					43	43	143	144
Debt instrument, EBITDA term related to indebtedness ratio																						12 months
Guaranty Liabilities																				$ 70	$ 70
Ratio of indebtedness to net capital																						4.75	4.75	4.75	3.87	4.08	4.44
Projected term of compliance with debt covenants																						12 months
Event of default, right to cure leverage ratio, number of quarters	3
Event of default, right to cure leverage ratio, equity infusion, period																						12 months